Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Undiscounted operating lease payments for future commitments for leases not yet commenced [Abstract]
Weighted-average remaining lease term (years)	8 years	9 years
Undiscounted operating lease payment for future commitments for leases not yet commenced	$ 5,309	$ 5,688